STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .4%
Adient PLC	40,655	[a]	1,128,176
Thor Industries Inc.	6,845		479,013
			1,607,189
Banks - 2.8%
Associated Banc-Corp	80,355		1,613,528
Fifth Third Bancorp	18,800		600,848
Hancock Whitney Corp.	48,100		2,203,461
KeyCorp	163,115		2,613,102
PacWest Bancorp	47,050		1,063,330
Regions Financial Corp.	74,475		1,494,713
Synovus Financial Corp.	19,330		725,068
			10,314,050
Capital Goods - 7.7%
A.O. Smith Corp.	35,865		1,742,322
Acuity Brands Inc.	7,700		1,212,519
AECOM	25,310		1,730,444
EMCOR Group Inc.	11,920		1,376,522
Kennametal Inc.	66,815		1,375,053
Masco Corp.	27,140		1,267,167
Nordson Corp.	13,205		2,803,025
nVent Electric PLC	73,505		2,323,493
Parker-Hannifin Corp.	19,630		4,756,545
Pentair PLC	10,635		432,100
Terex Corp.	12,595		374,575
Textron Inc.	53,420		3,112,249
The Timken Company	23,000		1,357,920
Trex Co.	13,705	[a]	602,198
United Rentals Inc.	3,860	[a]	1,042,663
W.W. Grainger Inc.	2,410		1,178,948
Westinghouse Air Brake Technologies Corp.	22,090		1,797,021
			28,484,764
Commercial & Professional Services - 2.9%
CACI International Inc., Cl. A	2,960	[a]	772,738
Cintas Corp.	5,965		2,315,553
Copart Inc.	26,325	[a]	2,800,980
ManpowerGroup Inc.	10,780		697,358
Robert Half International Inc.	10,925		835,763
Tetra Tech Inc.	8,500		1,092,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - 2.9% (continued)
Verisk Analytics Inc.	11,815		2,014,812
			10,529,709
Consumer Durables & Apparel - 2.6%
Brunswick Corp.	8,785		574,978
Lululemon Athletica Inc.	4,005	[a]	1,119,638
Mattel Inc.	35,130	[a]	665,362
NVR Inc.	280	[a]	1,116,382
PulteGroup Inc.	42,900		1,608,750
PVH Corp.	18,290		819,392
Ralph Lauren Corp.	14,680		1,246,772
Tapestry Inc.	53,390		1,517,878
Tempur Sealy International Inc.	21,470		518,286
Under Armour Inc., Cl. A	49,485	[a]	329,075
			9,516,513
Consumer Services - 3.9%
Boyd Gaming Corp.	10,515		501,040
Chipotle Mexican Grill Inc.	2,145	[a]	3,223,420
Darden Restaurants Inc.	9,180		1,159,618
Expedia Group Inc.	7,530	[a]	705,486
Grand Canyon Education Inc.	19,335	[a]	1,590,304
Marriott Vacations Worldwide Corp.	16,025		1,952,806
MGM Resorts International	80,410		2,389,785
Service Corp. International	23,700		1,368,438
Wyndham Hotels & Resorts Inc.	21,085		1,293,565
			14,184,462
Diversified Financials - 5.5%
Ally Financial Inc.	33,760		939,541
Ameriprise Financial Inc.	13,215		3,329,519
Bread Financial Holdings Inc.	16,585		521,598
Credit Acceptance Corp.	880	[a]	385,440
Discover Financial Services	23,080		2,098,434
FactSet Research Systems Inc.	2,280		912,251
Franklin Resources Inc.	30,110		647,967
Janus Henderson Group PLC	63,260		1,284,811
MSCI Inc.	6,075		2,562,374
OneMain Holdings Inc.	23,140		683,093
Rithm Capital Corp.	116,035	[b]	849,376
SEI Investments Co.	19,045		934,157
Stifel Financial Corp.	31,535		1,636,982
Synchrony Financial	37,000		1,043,030
T. Rowe Price Group Inc.	24,545		2,577,470
			20,406,043
Energy - 4.7%
Antero Resources Corp.	8,380	[a]	255,841

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 4.7% (continued)
Coterra Energy Inc.	18,005		470,291
Devon Energy Corp.	61,610		3,704,609
Diamondback Energy Inc.	15,405		1,855,686
Halliburton Co.	36,190		890,998
Marathon Oil Corp.	93,965		2,121,730
Murphy Oil Corp.	76,465		2,689,274
New Fortress Energy Inc.	8,170		357,111
Phillips 66	49,555		4,000,080
Targa Resources Corp.	18,640		1,124,738
			17,470,358
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings Inc.	15,200	[a]	1,106,712
Performance Food Group Co.	19,580	[a]	840,961
The Kroger Company	45,385		1,985,594
			3,933,267
Food, Beverage & Tobacco - 2.6%
Brown-Forman Corp., Cl. B	13,745		915,005
Darling Ingredients Inc.	21,055	[a]	1,392,788
Freshpet Inc.	18,635	[a]	933,427
The Hershey Company	24,530		5,408,129
Tyson Foods Inc., Cl. A	12,720		838,630
			9,487,979
Health Care Equipment & Services - 5.2%
ABIOMED Inc.	5,225	[a]	1,283,574
Amedisys Inc.	6,265	[a]	606,389
Cardinal Health Inc.	6,110		407,415
Chemed Corp.	3,150		1,375,164
Envista Holdings Corp.	10,690	[a]	350,739
Henry Schein Inc.	14,440	[a]	949,719
Hologic Inc.	10,090	[a]	651,007
IDEXX Laboratories Inc.	8,260	[a]	2,691,108
Integra LifeSciences Holdings Corp.	21,780	[a]	922,601
LivaNova PLC	8,015	[a]	406,922
Molina Healthcare Inc.	6,780	[a]	2,236,315
Option Care Health Inc.	16,050	[a]	505,094
STAAR Surgical Co.	12,600	[a]	888,930
Tandem Diabetes Care Inc.	15,435	[a]	738,565
Teladoc Health Inc.	33,210	[a]	841,874
Teleflex Inc.	11,855		2,388,308
The Cooper Companies	4,825		1,273,318
Veeva Systems Inc., Cl. A	3,545	[a]	584,500
			19,101,542
Household & Personal Products - .2%
Coty Inc., Cl. A	88,600	[a]	559,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Household & Personal Products - .2% (continued)
Nu Skin Enterprises Inc., Cl. A	9,955		332,198
			892,150
Insurance - 4.7%
Aflac Inc.	30,145		1,694,149
Arch Capital Group Ltd.	54,390	[a]	2,476,921
Brown & Brown Inc.	18,455		1,116,158
Fidelity National Financial Inc.	20,580		744,996
First American Financial Corp.	13,030		600,683
Loews Corp.	32,375		1,613,570
Primerica Inc.	13,490		1,665,340
The Hartford Financial Services Group Inc.	71,545		4,431,497
W.R. Berkley Corp.	13,670		882,809
Willis Towers Watson PLC	10,420		2,093,795
			17,319,918
Materials - 6.8%
Alcoa Corp.	24,565		826,858
Avery Dennison Corp.	19,275		3,136,042
Avient Corp.	22,990		696,597
Celanese Corp.	30,100		2,719,234
CF Industries Holdings Inc.	43,465		4,183,506
Cleveland-Cliffs Inc.	24,735	[a]	333,180
DuPont de Nemours Inc.	54,590		2,751,336
Eagle Materials Inc.	19,345		2,073,397
Eastman Chemical Co.	10,935		776,932
Greif Inc., Cl. A	16,075		957,588
Ingevity Corp.	12,870	[a]	780,308
LyondellBasell Industries NV, Cl. A	25,520		1,921,146
Nucor Corp.	17,190		1,839,158
The Mosaic Company	30,000		1,449,900
WestRock Co.	22,460		693,789
			25,138,971
Media & Entertainment - 4.4%
Altice USA Inc., Cl. A	100,115	[a]	583,670
Cable One Inc.	495		422,260
Electronic Arts Inc.	13,255		1,533,736
Fox Corp., Cl. A	35,255		1,081,623
Live Nation Entertainment Inc.	14,065	[a]	1,069,503
News Corp., Cl. A	162,615		2,457,113
Pinterest Inc., Cl. A	44,995	[a]	1,048,384
Playtika Holding Corp.	45,780	[a]	429,874
Roku Inc.	8,415	[a]	474,606
Sirius XM Holdings Inc.	129,830		741,329
The Interpublic Group of Companies	91,520		2,342,912

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 4.4% (continued)
The New York Times Company, Cl. A	23,895		686,981
TripAdvisor Inc.	20,130	[a]	444,470
Twitter Inc.	57,565	[a]	2,523,650
Warner Bros Discovery Inc.	26,820	[a]	308,430
			16,148,541
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
Agilent Technologies Inc.	31,800		3,865,290
Avantor Inc.	38,690	[a]	758,324
Bio-Techne Corp.	6,985		1,983,740
Bruker Corp.	10,830		574,640
Exelixis Inc.	38,545	[a]	604,386
Incyte Corp.	11,350	[a]	756,364
IQVIA Holdings Inc.	11,930	[a]	2,161,000
Mettler-Toledo International Inc.	1,715	[a]	1,859,266
QIAGEN NV	36,390	[a]	1,502,179
Sarepta Therapeutics Inc.	12,860	[a]	1,421,544
Syneos Health Inc.	18,420	[a]	868,503
Waters Corp.	2,400	[a]	646,872
West Pharmaceutical Services Inc.	6,970		1,715,178
			18,717,286
Real Estate - 8.9%
Boston Properties Inc.	20,120	[b]	1,508,396
Camden Property Trust	29,240	[b]	3,492,718
Douglas Emmett Inc.	68,020	[b]	1,219,599
EastGroup Properties Inc.	6,415	[b]	925,941
Equity Residential	18,495	[b]	1,243,234
Extra Space Storage Inc.	17,140	[b]	2,960,249
Federal Realty Investment Trust	25,835	[b]	2,328,250
First Industrial Realty Trust Inc.	45,355	[b]	2,032,358
Highwoods Properties Inc.	12,070	[b]	325,407
Kilroy Realty Corp.	42,375	[b]	1,784,411
Mid-America Apartment Communities Inc.	31,470	[b]	4,880,053
National Retail Properties Inc.	59,220	[b]	2,360,509
Regency Centers Corp.	30,550	[b]	1,645,118
Simon Property Group Inc.	21,990	[b]	1,973,602
STORE Capital Corp.	131,755	[b]	4,127,884
			32,807,729
Retailing - 4.4%
AutoZone Inc.	2,360	[a]	5,054,955
Bath & Body Works Inc.	20,590		671,234
Dick's Sporting Goods Inc.	6,005		628,363
LKQ Corp.	36,450		1,718,617
O'Reilly Automotive Inc.	6,050	[a]	4,255,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 4.4% (continued)
Ulta Beauty Inc.	6,985	[a]	2,802,312
Williams-Sonoma Inc.	10,520		1,239,782
			16,370,530
Semiconductors & Semiconductor Equipment - 2.5%
Enphase Energy Inc.	12,215	[a]	3,389,296
Lattice Semiconductor Corp.	22,130	[a]	1,089,017
Microchip Technology Inc.	31,930		1,948,688
Monolithic Power Systems Inc.	1,110		403,374
ON Semiconductor Corp.	7,955	[a]	495,835
Semtech Corp.	12,390	[a]	364,390
Teradyne Inc.	20,290		1,524,794
			9,215,394
Software & Services - 11.3%
Akamai Technologies Inc.	17,365	[a]	1,394,757
Ansys Inc.	3,670	[a]	813,639
Cadence Design Systems Inc.	16,185	[a]	2,645,115
CrowdStrike Holdings Inc., CI. A	4,060	[a]	669,129
Datadog Inc., Cl. A	38,075	[a]	3,380,298
DocuSign Inc.	15,800	[a]	844,826
Elastic NV	14,035	[a]	1,006,871
EPAM Systems Inc.	2,410	[a]	872,878
Euronet Worldwide Inc.	7,075	[a]	536,002
Fair Isaac Corp.	1,190	[a]	490,292
Five9 Inc.	11,360	[a]	851,773
Fortinet Inc.	39,610	[a]	1,946,039
Gartner Inc.	12,260	[a]	3,392,219
GoDaddy Inc., Cl. A	9,555	[a]	677,258
HubSpot Inc.	4,765	[a]	1,287,122
Manhattan Associates Inc.	8,025	[a]	1,067,566
MongoDB Inc.	5,445	[a]	1,081,159
NortonLifeLock Inc.	31,855		641,560
Okta Inc.	13,515	[a]	768,598
Paychex Inc.	11,060		1,241,043
Paycom Software Inc.	5,325	[a]	1,757,197
Pegasystems Inc.	18,730		601,982
RingCentral Inc., Cl. A	23,110	[a]	923,476
Synopsys Inc.	13,975	[a]	4,269,502
Teradata Corp.	29,780	[a]	924,967
The Trade Desk Inc., Cl. A	45,710	[a]	2,731,172
The Western Union Company	61,130		825,255
Twilio Inc., Cl. A	16,450	[a]	1,137,353
Verisign Inc.	5,900	[a]	1,024,830
Zoom Video Communications Inc., CI. A	6,675	[a]	491,213

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 11.3% (continued)
Zscaler Inc.	8,720	[a]	1,433,306
			41,728,397
Technology Hardware & Equipment - 3.3%
Amphenol Corp., Cl. A	34,185		2,289,028
Arista Networks Inc.	11,800	[a]	1,332,102
Calix Inc.	10,060	[a]	615,068
CDW Corp.	6,045		943,504
HP Inc.	20,910		521,077
IPG Photonics Corp.	16,540	[a]	1,395,149
Keysight Technologies Inc.	16,040	[a]	2,524,054
Littelfuse Inc.	2,895		575,208
NetApp Inc.	12,620		780,547
Pure Storage Inc., Cl. A	20,155	[a]	551,642
Western Digital Corp.	24,350	[a]	792,593
			12,319,972
Telecommunication Services - .5%
Iridium Communications Inc.	15,140	[a]	671,762
Lumen Technologies Inc.	141,320		1,028,810
			1,700,572
Transportation - 2.1%
Delta Air Lines Inc.	13,050	[a]	366,183
GXO Logistics Inc.	23,465	[a]	822,683
JetBlue Airways Corp.	141,310	[a]	936,885
Old Dominion Freight Line Inc.	17,960		4,467,909
Saia Inc.	1,860	[a]	353,400
United Airlines Holdings Inc.	19,940	[a]	648,648
			7,595,708
Utilities - 5.8%
Alliant Energy Corp.	16,635		881,489
Black Hills Corp.	18,195		1,232,347
CMS Energy Corp.	35,925		2,092,272
Hawaiian Electric Industries Inc.	51,495		1,784,817
IDACORP Inc.	32,660		3,233,667
NiSource Inc.	102,970		2,593,814
PPL Corp.	174,570		4,425,349
WEC Energy Group Inc.	59,245		5,298,280
			21,542,035
Total Common Stocks (cost $392,440,374)			366,533,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,070,816)	3.03	2,070,816	[c]	2,070,816
Total Investments (cost $394,511,190)		100.0%		368,603,895
Cash and Receivables (Net)		.0%		68,166
Net Assets		100.0%		368,672,061

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	366,533,079	-	-	366,533,079
Investment Companies	2,070,816	-	-	2,070,816

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2022, accumulated net unrealized depreciation on investments was $25,907,295, consisting of $36,055,302 gross unrealized appreciation and $61,962,597 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.